AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 84.7%
Common Stocks — 84.5%
Aerospace & Defense — 2.8%
Airbus SE (France)	18,467	$ 2,397,559
Astronics Corp.*	59,109	1,736,622
Boeing Co. (The)	5,129	1,951,431
BWX Technologies, Inc.(a)	152,360	8,716,516
General Dynamics Corp.	50,273	9,186,385
Leonardo SpA (Italy)	79,773	939,545
Lockheed Martin Corp.(k)	62,199	24,261,342
Moog, Inc. (Class A Stock)	31,159	2,527,618
Safran SA (France)	19,300	3,038,965
Thales SA (France)	7,660	881,078
Ultra Electronics Holdings PLC (United Kingdom)	61,500	1,524,285
		57,161,346
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	89,160	6,623,696
Forward Air Corp.	37,380	2,381,854
		9,005,550
Airlines — 0.1%
Hawaiian Holdings, Inc.(a)	50,397	1,323,425
Auto Components — 0.3%
Cooper Tire & Rubber Co.	60,630	1,583,656
Gentherm, Inc.*	53,610	2,202,567
Toyo Tire Corp. (Japan)	145,060	1,846,728
		5,632,951
Automobiles — 0.1%
Isuzu Motors Ltd. (Japan)	138,500	1,532,005
Suzuki Motor Corp. (Japan)	32,800	1,395,289
		2,927,294
Banks — 6.1%
1st Source Corp.	35,600	1,627,988
ABN AMRO Bank NV (Netherlands), 144A, CVA	158,024	2,786,247
Atlantic Union Bankshares Corp.	67,890	2,528,563
Banc of California, Inc.	184,660	2,611,092
Bank of America Corp.	539,170	15,727,589
Bank of Nova Scotia (The) (Canada)	54,678	3,105,649
China Merchants Bank Co. Ltd. (China) (Class H Stock)	381,000	1,817,402
First Citizens BancShares, Inc. (Class A Stock)	5,712	2,693,494
First Midwest Bancorp, Inc.(a)	116,660	2,272,537
First Republic Bank(a)	50,283	4,862,366
Great Western Bancorp, Inc.	71,760	2,368,080
Hancock Whitney Corp.	74,020	2,834,596
HDFC Bank Ltd. (India)	146,603	2,538,242
HDFC Bank Ltd. (India), ADR	39,170	2,234,649
ICICI Bank Ltd. (India)	369,751	2,261,238
ICICI Bank Ltd. (India), ADR	9,645	117,476
International Bancshares Corp.	75,431	2,913,145
JPMorgan Chase & Co.(k)	128,056	15,070,911
M&T Bank Corp.	90,278	14,261,216
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,168,200	$ 5,950,202
PNC Financial Services Group, Inc. (The)	161,928	22,695,828
Royal Bank of Canada (Canada)	26,586	2,156,620
Signature Bank	29,925	3,567,658
Standard Chartered PLC (United Kingdom)	441,082	3,704,657
Synovus Financial Corp.	59,188	2,116,563
Webster Financial Corp.	48,475	2,272,023
		127,096,031
Beverages — 2.0%
C&C Group PLC (Ireland)	601,995	2,721,677
Coca-Cola Co. (The)	247,716	13,485,659
Diageo PLC (United Kingdom)	258,851	10,579,408
Heineken NV (Netherlands)	15,698	1,696,322
Monster Beverage Corp.*	20,070	1,165,264
PepsiCo, Inc.	79,300	10,872,030
		40,520,360
Biotechnology — 0.2%
Exact Sciences Corp.*	13,702	1,238,250
Galapagos NV (Belgium)*	5,385	822,123
Jinyu Bio-Technology Co. Ltd. (China) (Class A Stock)	456,153	1,205,109
		3,265,482
Building Products — 1.1%
American Woodmark Corp.*	39,890	3,546,620
Cie de Saint-Gobain (France)	52,797	2,073,034
Fortune Brands Home & Security, Inc.	54,087	2,958,559
Lennox International, Inc.	47,210	11,470,614
Tyman PLC (United Kingdom)	833,698	2,466,025
		22,514,852
Capital Markets — 1.9%
Ares Capital Corp.	82,545	1,538,226
Charles Schwab Corp. (The)	196,354	8,213,488
E*TRADE Financial Corp.	53,138	2,321,599
FactSet Research Systems, Inc.(a)	17,387	4,224,519
Hamilton Lane, Inc. (Class A Stock)	51,545	2,936,003
Intercontinental Exchange, Inc.	42,248	3,898,223
London Stock Exchange Group PLC (United Kingdom)	22,776	2,047,214
Moody’s Corp.	16,407	3,360,646
Solar Capital Ltd.	71,217	1,470,631
TD Ameritrade Holding Corp.(k)	110,196	5,146,153
UBS Group AG (Switzerland)*	360,294	4,090,580
		39,247,282
Chemicals — 2.1%
Celanese Corp.	110,357	13,495,558
FMC Corp.	17,096	1,498,977
Ingevity Corp.*	18,700	1,586,508
Linde PLC (United Kingdom)	51,025	9,884,563
A1

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Orion Engineered Carbons SA (Luxembourg)	188,490	$ 3,149,668
Sensient Technologies Corp.	37,645	2,584,329
Sherwin-Williams Co. (The)	14,722	8,095,186
Stepan Co.	25,770	2,501,236
Synthomer PLC (United Kingdom)	338,259	1,347,226
		44,143,251
Commercial Services & Supplies — 2.5%
ACCO Brands Corp.	307,225	3,032,311
Babcock International Group PLC (United Kingdom)	259,433	1,778,321
BrightView Holdings, Inc.*(a)	58,090	996,244
Cintas Corp.	64,557	17,307,732
Clean Harbors, Inc.*	103,565	7,995,218
Copart, Inc.*	59,186	4,754,411
Edenred (France)	70,439	3,381,950
Matthews International Corp. (Class A Stock)	44,545	1,576,448
Serco Group PLC (United Kingdom)*	592,817	1,088,020
Steelcase, Inc. (Class A Stock)	141,250	2,599,000
Waste Connections, Inc.	71,451	6,573,492
		51,083,147
Communications Equipment — 1.1%
Cisco Systems, Inc.	246,340	12,171,659
Motorola Solutions, Inc.	63,594	10,837,054
		23,008,713
Construction & Engineering — 0.8%
Primoris Services Corp.	78,190	1,533,306
Valmont Industries, Inc.	21,320	2,951,541
Vinci SA (France)	120,632	12,987,937
		17,472,784
Construction Materials — 0.1%
CRH PLC (Ireland)	64,107	2,196,441
Consumer Finance — 1.0%
American Express Co.	97,491	11,531,235
Credit Acceptance Corp.*(a)	18,796	8,670,783
		20,202,018
Containers & Packaging — 1.2%
Ball Corp.	192,054	13,983,452
Packaging Corp. of America	31,723	3,365,810
Sealed Air Corp.	69,030	2,865,435
Smurfit Kappa Group PLC (Ireland)	33,267	989,268
Vidrala SA (Spain)	49,571	4,158,976
		25,362,941
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	41,986	8,733,928
Cerved Group SpA (Italy)	427,926	3,734,694
		12,468,622
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 1.1%
BT Group PLC (United Kingdom)	713,346	$ 1,565,716
Cellnex Telecom SA (Spain), 144A*	47,901	1,980,318
China Tower Corp. Ltd. (China) (Class H Stock), 144A	4,330,000	987,466
Hellenic Telecommunications Organization SA (Greece)	165,847	2,281,676
Koninklijke KPN NV (Netherlands)	777,164	2,423,350
Verizon Communications, Inc.	218,727	13,202,362
		22,440,888
Electric Utilities — 0.7%
Avangrid, Inc.(a)	84,070	4,392,657
Edison International	71,855	5,419,304
Iberdrola SA (Spain)	164,012	1,705,539
OGE Energy Corp.	49,005	2,223,847
		13,741,347
Electrical Equipment — 0.5%
AMETEK, Inc.	38,538	3,538,559
Emerson Electric Co.	22,671	1,515,783
Schneider Electric SE (France)	34,830	3,053,775
Thermon Group Holdings, Inc.*	115,294	2,649,456
		10,757,573
Electronic Equipment, Instruments & Components — 1.1%
Belden, Inc.	72,145	3,848,214
Coherent, Inc.*	11,880	1,826,194
CTS Corp.	67,500	2,184,300
Hitachi Ltd. (Japan)	57,700	2,162,518
ScanSource, Inc.*	16,240	496,132
TE Connectivity Ltd.	108,113	10,073,969
Zebra Technologies Corp. (Class A Stock)*	13,720	2,831,396
		23,422,723
Energy Equipment & Services — 0.1%
Era Group, Inc.*	51,560	544,474
SEACOR Holdings, Inc.*	36,130	1,700,639
SEACOR Marine Holdings, Inc.*	62,826	789,723
		3,034,836
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA (Germany)	27,644	1,558,732
Nexon Co. Ltd. (Japan)*	225,934	2,752,018
Spotify Technology SA*	14,944	1,703,616
		6,014,366
Equity Real Estate Investment Trusts (REITs) — 4.8%
Alexander & Baldwin, Inc.	146,070	3,580,176
American Tower Corp.	125,254	27,697,417
Brandywine Realty Trust	184,170	2,790,176
Brixmor Property Group, Inc.	150,711	3,057,926
Camden Property Trust	25,080	2,784,131
Corporate Office Properties Trust	114,290	3,403,556
Crown Castle International Corp.	112,729	15,670,458
DiamondRock Hospitality Co.	129,150	1,323,788

A2

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Gaming & Leisure Properties, Inc.	99,467	$ 3,803,618
Hibernia REIT PLC (Ireland)	753,981	1,209,999
Physicians Realty Trust	209,730	3,722,707
PotlatchDeltic Corp.(a)	59,710	2,453,185
Public Storage	74,957	18,384,703
RPT Realty	264,510	3,584,111
Segro PLC (United Kingdom)	119,935	1,196,360
STORE Capital Corp.	76,389	2,857,712
Summit Hotel Properties, Inc.(a)	145,471	1,687,464
		99,207,487
Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	18,045	5,198,945
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	49,665	1,827,317
		7,026,262
Food Products — 1.8%
Archer-Daniels-Midland Co.	343,002	14,087,092
CJ CheilJedang Corp. (South Korea)	8,926	1,752,766
Conagra Brands, Inc.(a)	101,509	3,114,296
Cranswick PLC (United Kingdom)	191,539	6,939,177
Ingredion, Inc.	33,013	2,698,483
Kellogg Co.	25,954	1,670,140
Lamb Weston Holdings, Inc.	55,450	4,032,324
Nestle SA (Switzerland)	12,681	1,375,291
Post Holdings, Inc.*	21,610	2,287,202
		37,956,771
Gas Utilities — 1.0%
ENN Energy Holdings Ltd. (China)	103,300	1,074,060
New Jersey Resources Corp.	26,040	1,177,529
Rubis SCA (France)	118,622	6,889,000
Spire, Inc.	20,545	1,792,346
UGI Corp.	190,565	9,579,702
		20,512,637
Health Care Equipment & Supplies — 3.9%
Alcon, Inc. (Switzerland)*	31,007	1,808,188
Baxter International, Inc.	113,208	9,902,304
Danaher Corp.	75,103	10,847,126
Haemonetics Corp.*	21,889	2,761,078
Hologic, Inc.*	78,848	3,981,035
Insulet Corp.*	20,738	3,420,318
Koninklijke Philips NV (Netherlands)	103,422	4,796,930
Medtronic PLC	275,864	29,964,348
Natus Medical, Inc.*	31,500	1,002,960
Nipro Corp. (Japan)	76,300	859,422
Penumbra, Inc.*(a)	9,595	1,290,432
Smith & Nephew PLC (United Kingdom)	231,788	5,586,617
STERIS PLC	29,409	4,249,306
		80,470,064
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	27,156	2,235,753
AMN Healthcare Services, Inc.*	31,400	1,807,384
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Anthem, Inc.	5,121	$ 1,229,552
HCA Healthcare, Inc.	75,756	9,122,538
Laboratory Corp. of America Holdings*	33,435	5,617,080
Quest Diagnostics, Inc.	29,990	3,209,830
UnitedHealth Group, Inc.	121,275	26,355,483
Universal Health Services, Inc. (Class B Stock)	27,249	4,053,289
		53,630,909
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	256,314	2,814,328
Hotels, Restaurants & Leisure — 2.0%
Aramark	98,110	4,275,634
Choice Hotels International, Inc.(a)	105,451	9,380,921
Compass Group PLC (United Kingdom)	354,174	9,115,259
Marriott Vacations Worldwide Corp.	21,029	2,178,815
McDonald’s Corp.	58,865	12,638,904
OPAP SA (Greece)	119,644	1,230,319
Sands China Ltd. (Macau)	334,297	1,517,005
		40,336,857
Household Durables — 1.3%
Cairn Homes PLC (Ireland)	1,797,798	2,190,115
Glenveagh Properties PLC (Ireland), 144A*	1,202,858	971,716
Helen of Troy Ltd.*	11,040	1,740,566
Lennar Corp. (Class A Stock)	47,460	2,650,641
Neinor Homes SA (Spain), 144A*	85,584	1,151,855
NVR, Inc.*	4,005	14,887,987
TRI Pointe Group, Inc.*	200,910	3,021,686
		26,614,566
Household Products — 0.7%
Colgate-Palmolive Co.	147,785	10,863,675
Spectrum Brands Holdings, Inc.(a)	52,515	2,768,591
		13,632,266
Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	2,653,860	1,492,461
Industrial Conglomerates — 0.1%
Nava Bharat Ventures Ltd. (India)	914,853	1,059,544
Rheinmetall AG (Germany)	9,089	1,148,870
		2,208,414
Insurance — 7.7%
AIA Group Ltd. (Hong Kong)	914,015	8,644,318
Alleghany Corp.*(k)	12,605	10,055,765
Arthur J Gallagher & Co.	88,479	7,925,064
Assured Guaranty Ltd.	45,035	2,002,256
AXA SA (France)	127,635	3,259,277
Chubb Ltd.	80,063	12,925,371
Cincinnati Financial Corp.	23,373	2,726,928
CNO Financial Group, Inc.	136,061	2,153,846
Enstar Group Ltd. (Bermuda)*	24,759	4,702,229

A3

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Fairfax Financial Holdings Ltd. (Canada)	2,712	$ 1,195,462
Globe Life, Inc.	61,318	5,871,812
Intact Financial Corp. (Canada)	161,600	16,264,290
Intact Financial Corp. (Canada), Sub RCT	4,200	420,586
Kemper Corp.	33,550	2,615,222
Markel Corp.*	14,184	16,764,070
Marsh & McLennan Cos., Inc.	81,109	8,114,955
MetLife, Inc.	250,319	11,805,044
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	97,650	1,125,526
Progressive Corp. (The)	166,042	12,826,744
Reinsurance Group of America, Inc.	17,830	2,850,660
Sony Financial Holdings, Inc. (Japan)	373,176	8,103,074
T&D Holdings, Inc. (Japan)	76,300	814,377
Tokio Marine Holdings, Inc. (Japan)	36,300	1,947,866
White Mountains Insurance Group Ltd.	9,283	10,025,640
Willis Towers Watson PLC	20,275	3,912,467
		159,052,849
Interactive Media & Services — 0.4%
Pinterest, Inc. (Class A Stock)*(a)	99,436	2,630,082
Tencent Holdings Ltd. (China)	30,708	1,293,433
Yandex NV (Russia) (Class A Stock)*	151,749	5,312,733
		9,236,248
Internet & Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd. (China), ADR*	19,596	3,277,039
Amazon.com, Inc.*	2,581	4,480,384
Ctrip.com International Ltd. (China), ADR*	56,257	1,647,768
eBay, Inc.	65,939	2,570,302
Expedia Group, Inc.	12,579	1,690,743
		13,666,236
IT Services — 2.6%
Accenture PLC (Class A Stock)	43,880	8,440,318
Amdocs Ltd.	42,498	2,809,543
Black Knight, Inc.*	116,591	7,119,047
DXC Technology Co.	236,164	6,966,838
Fidelity National Information Services, Inc.	55,544	7,374,022
FleetCor Technologies, Inc.*	3,335	956,411
GoDaddy, Inc. (Class A Stock)*	34,678	2,288,054
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*(a)	41,353	1,915,057
Perspecta, Inc.	78,277	2,044,595
StoneCo Ltd. (Brazil) (Class A Stock)*(a)	35,966	1,250,898
Visa, Inc. (Class A Stock)(a)	37,283	6,413,049
WNS Holdings Ltd. (India), ADR*	74,140	4,355,725
Worldline SA (France), 144A*	26,410	1,666,461
		53,600,018
	Shares	Value
Common Stocks (continued)
Leisure Products — 0.1%
BRP, Inc.	33,575	$ 1,306,405
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	6,860	1,998,112
Machinery — 3.6%
Albany International Corp. (Class A Stock)	12,995	1,171,629
Alstom SA (France)	56,746	2,351,183
Deere & Co.	120,350	20,300,638
Dover Corp.	25,786	2,567,254
ESCO Technologies, Inc.	43,940	3,495,866
FANUC Corp. (Japan)	8,450	1,601,845
Fortive Corp.(a)	161,114	11,045,976
IDEX Corp.	71,658	11,743,313
Luxfer Holdings PLC (United Kingdom)	157,775	2,458,135
Mueller Industries, Inc.	127,120	3,645,802
PACCAR, Inc.	116,051	8,124,731
SPX FLOW, Inc.*	15,890	627,019
TriMas Corp.*	163,290	5,004,839
		74,138,230
Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS	1,335,483	6,111,567
Media — 0.9%
Comcast Corp. (Class A Stock)	404,424	18,231,434
Metals & Mining — 0.1%
Vale SA (Brazil), ADR*	261,561	3,007,951
Multiline Retail — 0.3%
B&M European Value Retail SA (United Kingdom)	609,880	2,842,703
Marui Group Co. Ltd. (Japan)(a)	189,260	4,012,426
		6,855,129
Multi-Utilities — 0.9%
E.ON SE (Germany)	219,146	2,130,126
National Grid PLC (United Kingdom)	147,501	1,600,201
RWE AG (Germany)	49,595	1,551,700
Sempra Energy	90,197	13,313,979
		18,596,006
Oil, Gas & Consumable Fuels — 2.9%
ARC Resources Ltd. (Canada)(a)	134,340	639,835
Canadian Natural Resources Ltd. (Canada)(a)	89,734	2,389,616
CNOOC Ltd. (China)	852,000	1,301,032
Diamondback Energy, Inc.(a)	24,554	2,207,650
Dorian LPG Ltd.*	117,376	1,216,015
Enbridge, Inc. (Canada)	56,890	1,996,743
Exxon Mobil Corp.	107,463	7,587,963
Galp Energia SGPS SA (Portugal)	138,135	2,081,605
Kosmos Energy Ltd. (Ghana)	311,550	1,944,072
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	172,690	1,916,859
Pembina Pipeline Corp. (Canada)(a)	61,702	2,287,293
Petroleo Brasileiro SA (Brazil), ADR(a)	83,419	1,207,073
Scorpio Tankers, Inc. (Monaco)	64,661	1,924,311

A4

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Suncor Energy, Inc. (Canada)	358,331	$ 11,316,093
TC Energy Corp. (Canada), (XFRA)(a)	202,747	10,500,267
TC Energy Corp. (Canada), (XTSE)	113,521	5,878,055
TOTAL SA (France)	61,169	3,189,650
		59,584,132
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	59,220	1,455,627
Neenah, Inc.	43,590	2,838,581
		4,294,208
Personal Products — 0.1%
Unilever NV (United Kingdom)	24,503	1,473,780
Pharmaceuticals — 3.5%
AstraZeneca PLC (United Kingdom)	54,743	4,883,518
AstraZeneca PLC (United Kingdom), ADR	345,945	15,418,769
CSPC Pharmaceutical Group Ltd. (China)	1,066,312	2,147,731
Johnson & Johnson	84,958	10,991,866
Livzon Pharmaceutical Group, Inc. (China) (Class A Stock)	310,900	1,155,485
Merck & Co., Inc.	18,937	1,594,117
Nippon Shinyaku Co. Ltd. (Japan)	31,900	2,695,632
Novartis AG (Switzerland)	177,742	15,395,448
Novartis AG (Switzerland), ADR(a)	130,244	11,318,204
Ono Pharmaceutical Co. Ltd. (Japan)	87,155	1,585,256
Pfizer, Inc.	51,866	1,863,545
Roche Holding AG (Switzerland)	13,197	3,843,429
		72,893,000
Professional Services — 0.7%
CBIZ, Inc.*	35,500	834,250
CoStar Group, Inc.*	2,808	1,665,705
Forrester Research, Inc.	48,370	1,554,612
FTI Consulting, Inc.*	7,840	830,962
Huron Consulting Group, Inc.*	58,920	3,614,153
ICF International, Inc.	27,870	2,354,179
Mistras Group, Inc.*	19,290	316,356
Navigant Consulting, Inc.	111,310	3,111,114
		14,281,331
Real Estate Management & Development — 0.3%
Aedas Homes SAU (Spain), 144A*	35,321	812,542
China Overseas Land & Investment Ltd. (China)	660,000	2,078,340
StorageVault Canada, Inc. (Canada)	517,502	1,300,737
Tricon Capital Group, Inc. (Canada)(a)	364,905	2,798,381
		6,990,000
Road & Rail — 2.9%
AMERCO	21,293	8,305,122
Canadian National Railway Co. (Canada)	239,620	21,515,791
CJ Logistics Corp. (South Korea)*	13,881	1,677,289
Genesee & Wyoming, Inc. (Class A Stock)*	125,374	13,855,081
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Kansas City Southern	13,450	$ 1,788,984
Localiza Rent a Car SA (Brazil)	218,900	2,395,021
Saia, Inc.*	16,840	1,577,908
Union Pacific Corp.	52,954	8,577,489
		59,692,685
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*(a)	83,670	2,425,593
Entegris, Inc.	54,482	2,563,923
Intel Corp.	188,876	9,732,780
Marvell Technology Group Ltd.	339,617	8,480,236
MediaTek, Inc. (Taiwan)	218,000	2,602,473
Rudolph Technologies, Inc.*	67,100	1,768,756
SK Hynix, Inc. (South Korea)	46,015	3,170,733
Skyworks Solutions, Inc.(a)	36,820	2,917,985
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	310,000	2,729,140
		36,391,619
Software — 2.4%
CDK Global, Inc.	72,141	3,469,261
Constellation Software, Inc. (Canada)	14,403	14,384,518
Descartes Systems Group, Inc. (The) (Canada)*	86,191	3,479,258
Guidewire Software, Inc.*(a)	16,340	1,721,909
Microsoft Corp.	89,827	12,488,648
Mimecast Ltd.*	39,219	1,398,942
Open Text Corp. (Canada)(a)	69,959	2,855,027
ServiceNow, Inc.*	9,537	2,420,967
Splunk, Inc.*	15,751	1,856,413
SS&C Technologies Holdings, Inc.	79,205	4,084,602
Workday, Inc. (Class A Stock)*	10,943	1,859,872
		50,019,417
Specialty Retail — 2.1%
Burlington Stores, Inc.*	13,819	2,761,313
Camping World Holdings, Inc. (Class A Stock)(a)	192,717	1,715,181
CarMax, Inc.*(a)	87,314	7,683,632
Cato Corp. (The) (Class A Stock)(a)	57,360	1,010,110
Home Depot, Inc. (The)	71,944	16,692,447
Lowe’s Cos., Inc.	20,086	2,208,656
TJX Cos., Inc. (The)	191,316	10,663,954
		42,735,293
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea)	61,182	2,511,767
Textiles, Apparel & Luxury Goods — 0.8%
Kontoor Brands, Inc.	51,310	1,800,981
NIKE, Inc. (Class B Stock)	136,718	12,840,555
Under Armour, Inc. (Class A Stock)*(a)	139,646	2,784,541
Under Armour, Inc. (Class C Stock)*	7,137	129,394
		17,555,471
Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.(a)	162,620	2,665,342

A5

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Tobacco — 0.8%
Philip Morris International, Inc.	204,032	$ 15,492,150
Trading Companies & Distributors — 0.7%
Brenntag AG (Germany)	74,044	3,583,865
Fastenal Co.	145,154	4,742,181
Ferguson PLC	52,964	3,863,609
GATX Corp.(a)	34,580	2,680,987
		14,870,642
Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	2,828,635	5,543,998
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	63,200	1,649,819
Millicom International Cellular SA (Colombia), SDR	46,725	2,266,718
		3,916,537

Total Common Stocks (cost $1,504,505,142)		1,746,658,802
Preferred Stock — 0.2%
Automobiles
Volkswagen AG (Germany) (PRFC)	24,677	4,196,126
(cost $4,272,380)

Total Long-Term Investments (cost $1,508,777,522)		1,750,854,928
Short-Term Investments — 21.5%
Affiliated Mutual Fund — 5.3%
PGIM Institutional Money Market Fund (cost $109,633,921; includes $109,378,111 of cash collateral for securities on loan)(b)(w)	109,614,705	109,625,666
Unaffiliated Mutual Fund — 13.6%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	281,096,369	281,096,369
(cost $281,096,369)
Options Purchased*~ — 2.6%
(cost $66,363,006)		54,663,260

Total Short-Term Investments (cost $457,093,296)		445,385,295

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.2% (cost $1,965,870,818)		2,196,240,223

Value
Options Written*~ — (1.5)%
(premiums received $38,544,288)	$ (30,719,700)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—104.7% (cost $1,927,326,530)	2,165,520,523

Liabilities in excess of other assets(z) — (4.7)%	(97,969,447)

Net Assets — 100.0%	$ 2,067,551,076

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
TSX	Toronto Stock Exchange
UTS	Unit Trust Security
XFRA	Frankfurt Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,024,030; cash collateral of $109,378,111 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	12/20/19	$2,525.00	1,754	175	$ 1,859,240
S&P 500 Index	Put	03/20/20	$2,850.00	1,725	173	15,890,700
S&P 500 Index	Put	06/19/20	$2,700.00	2,099	210	18,974,960
A6

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	09/18/20	$2,775.00	1,382	138	$17,938,360
Total Options Purchased (cost $66,363,006)						$54,663,260
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	12/20/19	$2,325.00	1,754	175	$ (736,680)
S&P 500 Index	Put	03/20/20	$2,625.00	1,725	173	(8,280,000)
S&P 500 Index	Put	06/19/20	$2,475.00	2,099	210	(10,495,000)
S&P 500 Index	Put	09/18/20	$2,550.00	1,382	138	(11,208,020)
Total Options Written (premiums received $38,544,288)						$(30,719,700)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,158	Mini MSCI Emerging Markets Index	Dec. 2019	$58,010,010	$ 917,715
515	Russell 2000 E-Mini Index	Dec. 2019	39,268,750	1,449,725
107	S&P Mid Cap 400 E-Mini Index	Dec. 2019	20,736,600	336,560
135	S&P/TSX 60 Index	Dec. 2019	20,300,185	(70,106)
				$2,633,894
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7